Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management
Schedule of expected cash flows for non-derivative financial liabilities

	Weighted-
	average
	effective	Less
	interest	than 1
	rate	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2022
Trade accounts payable		8,895	405	—	—	—	9,300
Due to related parties		—	2,873	—	—	—	2,873
Other payables and accruals*		8,780	10,733	6,669	—	—	26,182
Other non-current liabilities*		—	—	—	79	—	79
Lease liabilities		1,642	3,125	14,453	47,067	—	66,287
Variable interest loans	6.50%	13,622	22,188	104,684	900,841	26,274	1,067,609
Total		32,939	39,324	125,806	947,987	26,274	1,172,330
December 31, 2021
Trade accounts payable		9,415	132	—	—	—	9,547
Due to related parties		—	952	—	—	—	952
Other payables and accruals*		8,379	7,375	5,625	—	—	21,379
Other non-current liabilities*		—	—	—	80	—	80
Lease liabilities		1,019	1,941	8,929	48,390	—	60,279
Variable interest loans	2.42%	17,894	19,164	85,121	996,835	60,146	1,179,160
Fixed interest loans**		—	49	—	—	—	49
Total		36,707	29,613	99,675	1,045,305	60,146	1,271,446
*	Non-financial liabilities are excluded.
**	A commitment fee is charged at 1.0% on the available amount of the Sponsor Credit Facility.

Schedule of expected cash flows for derivative financial instruments

	Less than 1
	month	1-3 months	3-12 months	1-5 years	Total
December 31, 2022
Interest rate swaps	(7)	—	(2,514)	(1,222)	(3,743)
Total	(7)	—	(2,514)	(1,222)	(3,743)
December 31, 2021
Interest rate swaps	68	352	4,775	4,141	9,336
Total	68	352	4,775	4,141	9,336

Summary of credit risk exposure

	As of
	December 31,
	2021	2022
Cash and cash equivalents	145,530	198,122
Short-term cash deposits	—	25,000
Trade and other receivables	11,156	11,185
Derivative financial instruments	—	3,576